Income Tax - Summary of Unused Loss Carry-forward (Detail) - Dec. 31, 2025 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 3,705,104	$ 118,110
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	264,281	8,425
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	345,259	11,006
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	235,176	7,497
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	286,443	9,131
2030 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 2,573,945	$ 82,051